SIGNIFICANT ACCOUNTING POLICIES - Cash, cash equivalents, and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents	$ 79,423	$ 40,934
Restricted cash	5,100
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 84,523	$ 46,034	$ 69,773	$ 31,503